Balance Sheet Components (Other Current Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Balance Sheet Components [Abstract]
Accrued compensation and benefits	$ 3,068	$ 2,657		$ 2,280
Accrued accounts payable	405	6,636		7,414
Accrual for an export compliance matter	1,625	1,625		1,625
Warranty accrual	2,653	1,381	1,387	806	697	126
Other accruals	3,225	4,732		3,081
Total Accrued Liabilities	$ 10,976	$ 17,031		$ 15,206